Annual Total Returns- Guggenheim Long Short Equity Fund (Class P) [BarChart] - Class P - Guggenheim Long Short Equity Fund - Class P	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.88%)	4.00%	18.22%	2.82%	1.15%	0.38%	14.82%	(12.94%)	5.76%	5.55%